Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000224745 [Member] | Aldar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224745 [Member] | Cemex S A B de C V ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224745 [Member] | Itau Unibanco Holding S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224745 [Member] | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224745 [Member] | Anglogold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224745 [Member] | Barrick Mining Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224745 [Member] | Trip com Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224745 [Member] | Hong Kong Exchanges And Clearing Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000224745 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000224745 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000224745 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224745 [Member] | All other industries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000224745 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224745 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000224745 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000224745 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000224745 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000224745 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000224745 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000224745 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000224745 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000224745 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224745 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224745 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224745 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000224745 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000224745 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224745 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224745 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000224745 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000224745 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224745 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000224745 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000224745 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000224745 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224745 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000224744 [Member] | Aldar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224744 [Member] | Cemex S A B de C V ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224744 [Member] | Itau Unibanco Holding S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224744 [Member] | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224744 [Member] | Anglogold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224744 [Member] | Barrick Mining Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224744 [Member] | Trip com Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224744 [Member] | Hong Kong Exchanges And Clearing Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000224744 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000224744 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000224744 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224744 [Member] | All other industries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000224744 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224744 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000224744 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000224744 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000224744 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000224744 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000224744 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000224744 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000224744 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000224744 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224744 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224744 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224744 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000224744 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000224744 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224744 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224744 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000224744 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000224744 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224744 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000224744 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000224744 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000224744 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224744 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000224746 [Member] | Aldar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224746 [Member] | Cemex S A B de C V ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224746 [Member] | Itau Unibanco Holding S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224746 [Member] | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224746 [Member] | Anglogold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224746 [Member] | Barrick Mining Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224746 [Member] | Trip com Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224746 [Member] | Hong Kong Exchanges And Clearing Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000224746 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000224746 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000224746 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224746 [Member] | All other industries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000224746 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224746 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000224746 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000224746 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000224746 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000224746 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000224746 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000224746 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000224746 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000224746 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224746 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224746 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224746 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000224746 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000224746 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224746 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224746 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000224746 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000224746 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224746 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000224746 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000224746 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000224746 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224746 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000224748 [Member] | Nexteer Automotive Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224748 [Member] | Johnson Electric Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224748 [Member] | Cowell e Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224748 [Member] | King Slide Works Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224748 [Member] | Minth Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224748 [Member] | Kaynes Technology India Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224748 [Member] | Bizlink Holding Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224748 [Member] | King Yuan Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224748 [Member] | GDS Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224748 [Member] | MGM China Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224748 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000224748 [Member] | All other industries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224748 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000224748 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000224748 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000224748 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000224748 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000224748 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224748 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000224748 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000224748 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000224748 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224748 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000224748 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224748 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000224748 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000224748 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000224748 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000224748 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000224748 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224748 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224748 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224748 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224749 [Member] | Nexteer Automotive Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224749 [Member] | Johnson Electric Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224749 [Member] | Cowell e Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224749 [Member] | King Slide Works Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224749 [Member] | Minth Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224749 [Member] | Kaynes Technology India Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224749 [Member] | Bizlink Holding Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224749 [Member] | King Yuan Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224749 [Member] | GDS Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224749 [Member] | MGM China Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224749 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000224749 [Member] | All other industries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224749 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000224749 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000224749 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000224749 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000224749 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000224749 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224749 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000224749 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000224749 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000224749 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224749 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000224749 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224749 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000224749 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000224749 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000224749 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000224749 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000224749 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224749 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224749 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224749 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224756 [Member] | Daifuku Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224756 [Member] | Leonardo S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224756 [Member] | SoftBank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224756 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224756 [Member] | Heidelberg Materials A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224756 [Member] | Siemens A G REG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000224756 [Member] | Ebara Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000224756 [Member] | Thales S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000224756 [Member] | E ON S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224756 [Member] | Publicis Groupe S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224756 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000224756 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000224756 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224756 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000224756 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224756 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000224756 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000224756 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000224756 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224756 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000224756 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000224756 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224756 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000224756 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000224756 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224756 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224756 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000224756 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224756 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224756 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000224756 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000224756 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224759 [Member] | E ON S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224759 [Member] | UCB S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224759 [Member] | IHI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224759 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224759 [Member] | Danone S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224759 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224759 [Member] | Standard Chartered PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224759 [Member] | Sandvik AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224759 [Member] | Centrica PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224759 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224759 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000224759 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000224759 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000224759 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000224759 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000224759 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000224759 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000224759 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000224759 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000224759 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000224759 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000224759 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000224759 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224759 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000224759 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000224759 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224759 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000224759 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000224759 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224759 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224759 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000224759 [Member] | GUATEMALA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224759 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000224759 [Member] | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224761 [Member] | E ON S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224761 [Member] | UCB S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224761 [Member] | IHI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224761 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224761 [Member] | Danone S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224761 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224761 [Member] | Standard Chartered PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224761 [Member] | Sandvik AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224761 [Member] | Centrica PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224761 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224761 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000224761 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000224761 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000224761 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000224761 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000224761 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000224761 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000224761 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000224761 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000224761 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000224761 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000224761 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000224761 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224761 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000224761 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000224761 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224761 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000224761 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000224761 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224761 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224761 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000224761 [Member] | GUATEMALA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224761 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000224761 [Member] | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231392 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000231392 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000231392 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231392 [Member] | ICICI Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231392 [Member] | NetEase Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231392 [Member] | Zijin Mining Group Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231392 [Member] | Georgia Capital PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231392 [Member] | Naspers Ltd Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000231392 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000231392 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000231392 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000231392 [Member] | All other industries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231392 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000231392 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000231392 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000231392 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000231392 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000231392 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000231392 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231392 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000231392 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231392 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231392 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000231392 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000231392 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000231392 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000231392 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000231392 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000231392 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231392 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000231392 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231392 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231392 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231395 [Member] | FTAI Aviation Investors LLC 7 00 06 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231395 [Member] | Bath And Body Works Inc 6 88 11 01 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231395 [Member] | Gen Digital Inc 6 25 04 01 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231395 [Member] | Iron Mountain Inc 6 25 01 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231395 [Member] | American Axle And Manufacturing Inc 7 75 10 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231395 [Member] | Acadian Asset Management Inc 4 80 07 27 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231395 [Member] | StoneX Group Inc 7 88 03 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231395 [Member] | American Airlines Inc 8 50 05 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231395 [Member] | JB Poindexter And Co Inc 8 75 12 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231395 [Member] | Global Medical Response Inc 7 38 10 01 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231395 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000231395 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231400 [Member] | Williams Cos The Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231400 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231400 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000231400 [Member] | Bayer A G ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231400 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231400 [Member] | Evergy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231400 [Member] | Charter Communications Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231400 [Member] | Anheuser Busch InBev S A N V ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231400 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000231400 [Member] | Kraft Heinz The Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000231400 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000231400 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000231400 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000231400 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000231400 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000231400 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000231400 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231400 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000231400 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000231400 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000231400 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	76.40%
C000231400 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231400 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231400 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244332 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244332 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000244332 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000244332 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000244332 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244332 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244332 [Member] | TJX Cos The Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244332 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244332 [Member] | Bank of New York Mellon The Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244332 [Member] | Prysmian S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244332 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000244332 [Member] | All other industries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244332 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244332 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000244332 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000244332 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000244332 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000244332 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000244332 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244332 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000244332 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000244332 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000244332 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000244332 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244332 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244332 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244332 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244332 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244332 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244333 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000244333 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000244333 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000244333 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244333 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244333 [Member] | TJX Cos The Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244333 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244333 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244333 [Member] | Bank of New York Mellon The Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244333 [Member] | Prysmian S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244333 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000244333 [Member] | All other industries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244333 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244333 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000244333 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000244333 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000244333 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000244333 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000244333 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244333 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000244333 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000244333 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000244333 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000244333 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244333 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244333 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244333 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244333 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244333 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244336 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244336 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244336 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244336 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244336 [Member] | Valmont Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244336 [Member] | Lincoln Electric Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244336 [Member] | MYR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244336 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244336 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244336 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244336 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244336 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244336 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244336 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000244336 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000244336 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000244336 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000244336 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244336 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000244336 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000244336 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000244336 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	89.20%
C000244336 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244336 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000249635 [Member] | Bizlink Holding Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000249635 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000249635 [Member] | Sibanye Stillwater Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000249635 [Member] | Samsung Electro Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000249635 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000249635 [Member] | Ping An Insurance Group Co of China Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000249635 [Member] | JD com Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249635 [Member] | Amorepacific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249635 [Member] | Saudi National Bank The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249635 [Member] | B3 S A Brasil Bolsa Balcao [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249635 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000249635 [Member] | All other industries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249635 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000249635 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000249635 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000249635 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000249635 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000249635 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249635 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000249635 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000249635 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249635 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000249635 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000249635 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000249635 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000249635 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000249635 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000249635 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249635 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000249635 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000249635 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249635 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249635 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249635 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000249635 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249640 [Member] | Fannie Mae Pool BU1322 2 50 02 01 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249640 [Member] | Fannie Mae Pool FS3071 3 00 07 01 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249640 [Member] | Fannie Mae Pool FS3744 2 00 07 01 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249640 [Member] | U S Treasury Notes 3 63 08 31 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249640 [Member] | Freddie Mac Pool SL1016 5 50 05 01 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249640 [Member] | Fannie Mae Pool FM8787 2 50 10 01 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249640 [Member] | U S Treasury Bonds 4 63 05 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000249640 [Member] | U S Treasury Notes 2 25 11 15 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000249640 [Member] | U S Treasury Notes 4 25 08 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000249640 [Member] | U S Treasury Notes 0 25 10 31 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000249640 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000249640 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000249640 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000249640 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000249640 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000249645 [Member] | Barrow Hanley Floating Rate Fund 0 96 12 30 99 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000249645 [Member] | Bread Financial Holdings Inc 8 38 06 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249645 [Member] | Mativ Holdings Inc 8 00 10 01 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249645 [Member] | Burford Capital Global Finance LLC 9 25 07 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249645 [Member] | ILFC E Capital Trust I 6 27 12 21 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000249645 [Member] | PROG Holdings Inc 6 00 11 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000249645 [Member] | Howard Hughes The Corp 4 38 02 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000249645 [Member] | Global Partners L P GLP Finance Corp 8 25 01 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000249645 [Member] | MPT Operating Partnership L P MPT Finance Corp 8 50 02 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249645 [Member] | Enviri Corp 5 75 07 31 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249645 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000249645 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000249645 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000249645 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000249648 [Member] | Greystone Select Financial LLC Initial Term Loan 9 59 06 16 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000249648 [Member] | TMS International Corp Term B 7 Loan 7 81 03 04 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000249648 [Member] | MED ParentCo L P Tenth Amendment Refinancing Term Loan 7 41 04 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000249648 [Member] | MH Sub I LLC 2023 May Incremental Term Loan 8 25 05 03 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000249648 [Member] | Chemours The Co Tranche B 3 US Term Loan 7 16 08 18 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000249648 [Member] | LifePoint Health Inc 2024 1 Refinancing Term Loan 8 07 05 17 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000249648 [Member] | Global IID Parent LLC 2025 Refinancing Term B Loan 8 51 12 16 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000249648 [Member] | Russell Investments U S Institutional Holdco Inc 2027 Term Loan 9 31 05 30 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000249648 [Member] | Magnite Inc Amendment No 2 Initial Term Loan 7 16 02 06 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249648 [Member] | BCPE Empire Holdings Inc Amendment No 8 Incremental Term Loan 7 41 12 11 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000249648 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000249648 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000249648 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000249648 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000249648 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.60%
C000249651 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249651 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249651 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249651 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249651 [Member] | Carnival Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249651 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249651 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249651 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249651 [Member] | Wynn Resorts Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000249651 [Member] | Everus Construction Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249651 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000249651 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000249651 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000249651 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000249651 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000249651 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249651 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000249651 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000249651 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000249651 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000249651 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000249651 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000249651 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	86.00%
C000249651 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000249656 [Member] | Bizlink Holding Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000249656 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000249656 [Member] | Sibanye Stillwater Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249656 [Member] | Samsung Electro Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000249656 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000249656 [Member] | Ping An Insurance Group Co of China Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249656 [Member] | JD com Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249656 [Member] | Globalwafers Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249656 [Member] | Baidu Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249656 [Member] | Gold Fields Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249656 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000249656 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249656 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000249656 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000249656 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000249656 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000249656 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000249656 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000249656 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249656 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000249656 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000249656 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000249656 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249656 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000249656 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000249656 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000249656 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000249656 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000249656 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000249656 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249656 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000249656 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000249656 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000249656 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249661 [Member] | Standard Chartered PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249661 [Member] | Julius Baer Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249661 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249661 [Member] | Boliden AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249661 [Member] | Nordea Bank Abp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249661 [Member] | Bank of Nova Scotia The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249661 [Member] | SCOR S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249661 [Member] | ANZ Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249661 [Member] | Grupo Financiero Banorte S A B de C V Series O [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249661 [Member] | Snam S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249661 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249661 [Member] | All other industries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000249661 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000249661 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000249661 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000249661 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000249661 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000249661 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000249661 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000249661 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000249661 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000249661 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249661 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000249661 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000249661 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249661 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000249661 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000249661 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000249661 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000249661 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000249661 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000249661 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000249661 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249661 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000249661 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000249810 [Member] | U S Treasury Notes 4 38 11 30 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249810 [Member] | MPLX L P 5 40 04 01 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000249810 [Member] | Freddie Mac Pool SD8233 5 00 07 01 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249810 [Member] | U S Treasury Notes 4 13 10 31 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249810 [Member] | Fannie Mae Pool MA5498 6 00 10 01 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249810 [Member] | U S Treasury Bonds 4 13 08 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249810 [Member] | U S Treasury Notes 4 00 03 31 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000249810 [Member] | U S Treasury Notes 4 13 11 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000249810 [Member] | Fannie Mae Pool MA5313 5 50 03 01 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000249810 [Member] | U S Treasury Notes 3 88 08 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000249810 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000249810 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000249810 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000249810 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%